AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.4%
	AEROSPACE/DEFENSE — 0.3%
33,455	Archer Aviation, Inc. - Class A*	$158,242
	AGRICULTURE — 0.1%
7,278	Vital Farms, Inc.*	84,643
	AUTO MANUFACTURERS — 1.8%
42,459	Rivian Automotive, Inc. - Class A*	736,664
23,223	XPeng, Inc. - ADR*	307,472
		1,044,136
	AUTO PARTS & EQUIPMENT — 4.3%
37,088	Contemporary Amperex Technology Co., Ltd. - Class A	2,147,312
41,876	QuantumScape Corp.*	316,583
		2,463,895
	BIOTECHNOLOGY — 8.2%
15,609	Arcturus Therapeutics Holdings, Inc.*	104,892
7,343	BioNTech S.E. - ADR*	683,266
201,851	Caribou Biosciences, Inc.*	355,258
29,605	CRISPR Therapeutics A.G.*,1	1,614,657
61,197	Editas Medicine, Inc.*	198,278
12,304	Moderna, Inc.*	861,649
134,719	Prime Medicine, Inc.*	497,113
98,067	Recursion Pharmaceuticals, Inc. - Class A*	359,906
25,285	Verve Therapeutics, Inc.*,2	15,930
		4,690,949
	BUILDING MATERIALS — 0.6%
6,946	Trex Co., Inc.*	347,578
	COMPUTERS — 4.9%
593	Crowdstrike Holdings, Inc. - Class A*	452,542
8,318	International Business Machines Corp.	2,339,105
		2,791,647
	COSMETICS/PERSONAL CARE — 0.3%
45,796	Honest Co., Inc.*	167,613
	ELECTRIC — 1.8%
28,487	Brookfield Renewable Corp.[1]	1,057,438
	ELECTRICAL COMPONENTS & EQUIPMENT — 2.7%
14,140	ABB Ltd. - ADR	1,537,018

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS — 1.4%
2,184	Advanced Energy Industries, Inc.	$814,348
	ENERGY-ALTERNATE SOURCES — 8.6%
2,928	Enphase Energy, Inc.*	144,175
41,341	JinkoSolar Holding Co., Ltd. - ADR	694,529
11,107	Nextpower, Inc. - Class A*	1,323,288
106,399	T1 Energy, Inc.*	1,008,662
63,666	Vestas Wind Systems A/S	1,797,605
		4,968,259
	FOOD — 1.4%
14,278	Natural Grocers by Vitamin Cottage, Inc.	442,903
4,010	Sprouts Farmers Market, Inc.*	339,166
		782,069
	HEALTHCARE-PRODUCTS — 0.3%
98,761	Pacific Biosciences of California, Inc.*	165,919
	HEALTHCARE-SERVICES — 0.1%
4,496	Ginkgo Bioworks Holdings, Inc.*	44,555
	IRON/STEEL — 0.4%
3,280	Commercial Metals Co.	205,820
	MACHINERY-DIVERSIFIED — 0.8%
9,629	Symbotic, Inc.*	432,824
	OFFICE FURNISHINGS — 1.2%
19,505	Interface, Inc.	699,059
	REITS — 10.2%
12,844	Alexandria Real Estate Equities, Inc.	678,805
10,538	BXP, Inc.	698,775
6,149	Digital Realty Trust, Inc.	1,104,238
900	Equinix, Inc.	938,151
85,286	Hudson Pacific Properties, Inc. *	1,295,494
12,234	Kilroy Realty Corp.	458,408
13,642	SL Green Realty Corp.	706,246
		5,880,117
	SEMICONDUCTORS — 46.9%
1,851	Analog Devices, Inc.	735,162
4,501	Applied Materials, Inc.	3,254,223
1,829	ASML Holding N.V.[1]	3,638,686
9,026	Infineon Technologies A.G.	842,787

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS (Continued)
7,112	Lam Research Corp.	$3,081,843
7,654	QUALCOMM, Inc.	1,414,383
4,364	SK hynix, Inc.	7,464,403
13,628	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	6,508,324
		26,939,811
	SOFTWARE — 1.8%
17,105	SentinelOne, Inc. - Class A*	290,272
12,719	Tempus AI, Inc. - Class A*	736,812
		1,027,084
	TELECOMMUNICATIONS — 1.3%
23,812	SK Telecom Co., Ltd. - ADR	765,794
	TOTAL COMMON STOCKS
	(Cost $32,345,898)	57,068,818
	TOTAL INVESTMENTS — 99.4%
	(Cost $32,345,898)	57,068,818
	Other Assets in Excess of Liabilities — 0.6%	365,757
	TOTAL NET ASSETS — 100.0%	$57,434,575

ADR – American Depository Receipt

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.